SHARE-BASED PAYMENT, Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Number of Options [Abstract]
Outstanding at beginning of year (in shares) | shares	2,467,023	1,129,008
Granted during the year (in shares) | shares	751,977	1,338,015
Expired during the period (in shares) | shares	2,000	0
Exercised during the period (in shares) | shares	9,692	0
Forfeited during the year (in shares) | shares	9,692	0
Share options outstanding at end of year (in shares) | shares	3,197,616	2,467,023
Share options exercisable at end of year (in shares) | shares	1,705,256	1,379,075
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of year (in dollars per share) | $	$ 2.28	$ 0.25
Granted during the year (in dollars per share) | $	5.60	3.99
Expired during the period (in dollars per share) | $	6.00	0
Exercised during the period (in dollars per share) | $	0.25	0
Forfeited during the year (in dollars per share) | $	0.25	0
Share options outstanding at end of year (in dollars per share) | $	3.07	2.28
Share options exercisable at end of year (in dollars per share) | $	$ 1.21	$ 0.60